Shares Options Granted (Detail) (CNY) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 06, 2012	Dec. 31, 2013 Granted to the Group's employees	Dec. 31, 2013 Granted To Employees Of VODone	Dec. 31, 2013 Non-employees	Dec. 31, 2013 VODone Limited
Aggregate intrinsic value
Ending Balance		267,320	15,749	6,781
Vested and expected to vest at December 31, 2013		267,320	15,749	6,781
Exercisable at December 31, 2013		49,234	7,636	1,695
Number of shares
Beginning Balance		22,868,208	2,431,592		6,200,000
Granted		16,320,895		840,000
Forfeited		(525,190)	(170,971)
Expired					(6,200,000)
Exercised		(3,116,736)	(66,458)
Ending Balance		35,547,177	2,194,163	840,000
Vested and expected to vest at December 31, 2013		35,547,177	2,194,163	840,000
Vested at December 31, 2013
Exercisable at December 31, 2013		6,859,610	1,063,822
Weighted average remaining contractual term
Beginning Balance		4 years 1 month 6 days	3 years 1 month 6 days
Ending Balance		3 years 6 months 22 days	3 years 1 month 6 days	4 years 1 month 6 days
Vested and expected to vest at December 31, 2013		3 years 6 months 22 days	3 years 1 month 6 days	4 years 1 month 6 days
Exercisable at December 31, 2013		4 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days
Weighted average Excercise price
Beginning Balance		3.81	3.81		1.89
Granted		3.06
Expired
Forfeited		3.81
Ending Balance		3.47	3.81	2.92
Vested at December 31, 2013
Vested and expected to vest at December 31, 2013		3.47	3.81	2.92
Exercisable at December 31, 2013		3.81	3.81	2.92
Weighted average grant date fair value per share
Beginning Balance		0.95	0.95		0.46
Granted	3.25	4.32
Forfeited		0.95
Ending Balance		2.50	0.95	5.12
Vested and expected to vest at December 31, 2013		2.50	0.95	5.12
Vested at December 31, 2013
Exercisable at December 31, 2013		0.95	0.95	5.12